Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [text block]

	Land	Building and improvements	Machinery	Research and development equipment	Office furniture and equipment	Others	Prepayments for purchase of equipment and construction in progress	Total
	(in thousands)
Cost
Balance at January 1, 2017	$14,328	22,821	42,907	32,590	11,402	27,268	1,924	153,240
Additions	-	898	12,484	9,236	663	2,137	27,013	52,431
Transfers	-	1,225	887	(569)	-	-	(1,543)	-
Disposals	-	-	(1,208)	(1,065)	(271)	(459)	-	(3,003)
Effect of exchange rate changes	-	-	-	-	93	211	-	304
Balance at December 31, 2017	14,328	24,944	55,070	40,192	11,887	29,157	27,394	202,972
Acquisitions through business combinations	-	-	700	-	27	-	-	727
Additions	-	4,268	14,520	6,084	1,352	3,879	14,045	44,148
Transfers	-	2,759	684	96	-	-	(3,548)	(9)
Disposals	-	-	(506)	(415)	(232)	(570)	-	(1,723)
Effect of exchange rate changes	-	-	-	-	(70)	(86)	-	(156)
Balance at December 31, 2018	$14,328	31,971	70,468	45,957	12,964	32,380	37,891	245,959

Accumulated Depreciation
Balance at January 1, 2017	$-	13,313	35,323	27,466	9,700	20,129	-	105,931
Depreciation for the year	-	1,411	5,656	3,438	813	3,954	-	15,272
Transfers	-	-	392	(392)	-	-	-	-
Disposals	-	-	(1,208)	(1,065)	(271)	(459)	-	(3,003)
Effect of exchange rate changes	-	-	-	-	75	122	-	197
Balance at December 31, 2017	-	14,724	40,163	29,447	10,317	23,746	-	118,397
Depreciation for the year	-	1,326	7,891	5,087	710	3,333	-	18,347
Transfers	-	-	-	(7)	-	-	-	(7)
Disposals	-	-	(506)	(415)	(232)	(569)	-	(1,722)
Effect of exchange rate changes	-	-	-	-	(58)	(65)	-	(123)
Balance at December 31, 2018	$-	16,050	47,548	34,112	10,737	26,445	-	134,892

Carrying amounts
At January 1, 2017	$14,328	9,508	7,584	5,124	1,702	7,139	1,924	47,309
At December 31, 2017	$14,328	10,220	14,907	10,745	1,570	5,411	27,394	84,575
At December 31, 2018	$14,328	15,921	22,920	11,845	2,227	5,935	37,891	111,067

Disclosure of detailed information about estimated useful life of property plant and equipment [Text Block]
Buildings	25 years
Building improvements	4-16 years
Machinery	4-6 years
Research and development equipment	2-6 years
Office furniture and equipment	3-8 years
Others	2-15 years